Share Exchange (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	28,034,850	28,034,850
Common Stock, Conversion Basis	4,650-for-1	4,650-for-1
Business Acquisition Percentage Of Common Stock Issued	86.00%	86.00%
Business Acquisition Cost Of Acquired Entity Transaction Costs Paid In Advance	$ 220,000	$ 220,000
Business Acquisition Cost Of Acquired Entity Transaction Costs Reimbursed	$ 85,000	$ 85,000